Flight Equipment Spare Parts (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
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Summary of Flight Equipment Spare Parts

	2019	2018
	RMB million	RMB million
Flight equipment spare parts	2,732	2,778
Less: provision for spare parts	(325)	(828)

	2,407	1,950

Summary of Movements in Provision for Impairment of Flight Equipment Spare Parts
Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	2019	2018
	RMB million	RMB million
At January 1	828	531
Accrual (Note 9)	—	301
Amount written off in relation to disposal of spare parts	(503)	(4)

At December 31	325	828